BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of basic and diluted net income per common share (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net income (loss)	$ (570,333)	$ (834)	$ 621,507	$ (834)	$ (1,000)	$ 1,910,487
Denominator
Basic weighted average shares outstanding	15,812,500	2,750,000	15,812,500	2,750,000	2,750,000	7,732,021
Diluted weighted average shares outstanding	15,812,500	2,750,000	15,812,500	2,750,000	2,750,000	7,991,952
Basic net income (loss) per common share	$ (0.04)	$ 0.00	$ 0.04	$ 0.00	$ 0.00	$ 0.25
Diluted net income (loss) per common share	$ (0.04)	$ 0.00	$ 0.04	$ 0.00	$ 0.00	$ 0.24